CONSOLIDATED STATEMENTS OF STOCKHOLDERS' DEFICIT (USD $)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings (Deficit) [Member]
Balance at Dec. 31, 2009	$ (14,082,851)	$ 1,984,532	$ 77,760,811	$ (93,828,194)
Balance, shares at Dec. 31, 2009		39,690,634
Common stock issued for cash	1,535,000	127,916	1,407,084
Common stock issued for cash, shares		2,558,325
Common Stock Issued for Sr. Convertible note extension	3,290,000	150,000	3,140,000
Common Stock Issued for Sr. Convertible note extension, shares		3,000,000
Common stock issued for debt restructuring	800,000	40,000	760,000
Common stock issued for debt restructuring, shares		800,000
Common stock issued for equity financing and bridge loan, net of costs	5,182,267	1,249,999	3,932,268
Common stock issued for equity financing and bridge loan, net of costs, shares		24,999,981
Common stock issued for services and prepaid services	437,502	22,949	414,553
Common stock issued for services and prepaid services, shares		458,974
Common stock issued on debt conversion	1,576,500	79,502	1,496,998
Common stock issued on debt conversion, shares		1,590,049
Common stock issued for interest	104,964	8,411	96,553
Common stock issued for interest, shares		168,223
Common stock issued for purchase of software license	216,000	10,000	206,000
Common stock issued for purchase of software license, shares		200,000
Common stock issued for settlement of Restricted Stock Units		1,750	(1,750)
Common stock issued for settlement of Restricted Stock Units, shares		35,000
Common stock issued for brokerage commissions		30,000	(30,000)
Common stock issued for brokerage commissions, shares		600,000
Common stock issued for unsecured convertible note extension	135,000	7,500	127,500
Common stock issued for unsecured convertible note extension, shares		150,000
Equity issuances related to warrants	1,074,505		1,074,505
Termination of sr. convertible 6.25% note warrant	1,354,167		1,354,167
Common stock retirements for warrant exchanges		(8,874)	8,874
Common stock retirements for warrant exchanges, shares		(177,500)
Issuance costs for unsecured convertible note	2,800		2,800
Common stock issued in exchange for IDI shares	4,023	223	3,800
Common stock issued in exchange for IDI shares		4,467
Stock based compensation	1,113,398		1,113,398
Net Income (loss)	(18,664,117)			(18,664,117)
Balance at Dec. 31, 2010	(15,920,842)	3,703,908	92,867,561	(112,492,311)
Balance, shares at Dec. 31, 2010		74,078,153
Common stock issued on debt conversion	1,296,147	65,357	1,230,790
Common stock issued on debt conversion, shares		1,307,153
Common stock issued for interest	81,221	6,768	74,453
Common stock issued for interest, shares		135,369
Common stock issued for option exercises	18,304	2,755	15,549
Common stock issued for option exercises, shares		55,098
Common stock issued for warrant exercises	260,000	18,614	241,386
Common stock issued for warrant exercises, shares		372,272
Common stock issued in exchange for IDI shares	10,760	1,381	9,379
Common stock issued in exchange for IDI shares		27,611
Equity issued for interest	157,400		157,400
Stock based compensation	2,262,540		2,262,540
Net Income (loss)	1,304,446			1,304,446
Balance at Dec. 31, 2011	$ (10,530,024)	$ 3,798,783	$ 96,859,058	$ (111,187,865)
Balance, shares at Dec. 31, 2011		75,975,656